Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	2.3958
Maximum Aggregate Offering Price	$ 17,968,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,481.45
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 to which this exhibit relates shall also cover any additional shares of the common shares, no par value, of Medicus Pharma Ltd. (the "Company", and such shares, "Company Common Shares") that become issuable by reason of any share dividend, share split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Company Common Shares. Pursuant to Rule 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per Company Common Share is estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low prices per Company Common Share of the Registrant as reported by The Nasdaq Stock Market on November 10, 2025, which date is within five business days prior to filing this Registration Statement.